Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2015:
U.S. Government and federal agencies	$15,979,475	$44,972	$(85,750)	$15,938,697
Mortgage-backed securities (Government-sponsored enterprises - residential)	23,067,200	211,987	(100,792)	23,178,395
Municipal bonds	47,229,171	1,306,328	(179,259)	48,356,240

	$86,275,846	$1,563,287	$(365,801)	$87,473,332

December 31, 2014:
U.S. Government and federal agencies	$10,031,683	$65,328	$(138,738)	$9,958,273
Mortgage-backed securities (Government-sponsored enterprises - residential)	41,196,695	433,757	(210,531)	41,419,921
Municipal bonds	44,378,515	1,457,977	(529,789)	45,306,703

	$95,606,893	$1,957,062	$(879,058)	$96,684,897

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$1,526,439	$1,528,936
One to five years	11,435,457	11,703,893
Five to ten years	34,788,426	35,343,736
After ten years	15,458,324	15,718,372
	63,208,646	64,294,937
Mortgage-backed securities	23,067,200	23,178,395

Totals	$86,275,846	$87,473,332

Schedule of gross unrealized losses and fair value in a continuous unrealized loss position

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$8,591,014	$(49,205)	$1,809,745	$(36,545)	$10,400,759	$(85,750)
Mortgage-backed securities (Government-sponsored enterprises - residential)	5,843,754	(45,886)	2,257,674	(54,906)	8,101,428	(100,792)
Municipal bonds	5,440,291	(48,383)	6,734,290	(130,876)	12,174,581	(179,259)

Total temporarily impaired securities	$19,875,059	$(143,474)	$10,801,709	$(222,327)	$30,676,768	$(365,801)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$2,955,829	$(28,208)	$3,949,940	$(110,530)	$6,905,769	$(138,738)
Mortgage-backed securities (Government-sponsored enterprises - residential)	2,061,203	(13,358)	13,725,099	(197,173)	15,786,302	(210,531)
Municipal bonds	3,953,168	(44,654)	13,942,169	(485,135)	17,895,337	(529,789)

Total temporarily impaired securities	$8,970,200	$(86,220)	$31,617,208	$(792,838)	$40,587,408	$(879,058)